Impairment charges and expected credit losses (Tables)	6 Months Ended
Jun. 30, 2024
Impairment charges and expected credit losses
Schedule of impairment charges and expected credit losses

	For the three months ended June 30		For the six months ended June 30
	2024	2023	2024	2023
Mineral interest impairment charges
Nevada Copper[1]	$83,920	$—	$83,920	$—
Elevation Gold[2]	18,688	—	18,688	—
Other	4,438	—	4,438	—

Loan receivables impairment charges and expected credit losses
Nevada Copper[1]	20,197	—	20,197	—
Elevation Gold[2]	14,528	—	21,380	—
Other	—	—	(589)	—
Total impairment charges and expected credit losses	$141,771	$—	$148,034	$—